Provisions - Summary of Silicosis Settlement Costs (Detail) R in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 ZAR (R)
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	$ 10.5		$ 13.1
Changes in estimates	(4.1)		(2.2)	$ (0.7)
Unwinding of provision recognised as finance expense	0.9		1.0
Payment	(1.3)		(0.7)
Translation	(0.9)		(0.7)
Balance at end of the year	5.1		10.5	$ 13.1
Current portion of silicosis settlement costs	(0.2)		(1.3)
Non-current portion of silicosis settlement costs	4.9		9.2
Silicosis
Reconciliation of changes in other provisions [abstract]
Balance at the beginning of the year	10.5	R 178.9
Balance at end of the year	5.1	R 93.8	10.5
Current portion of silicosis settlement costs	(0.2)		(1.3)
Non-current portion of silicosis settlement costs	4.9		$ 9.2
Nominal Amount Provision For Silicosis Settlement Costs	$ 7.2				R 131.6
Silicosis | Government bonds
Reconciliation of changes in other provisions [abstract]
Discount rate on government bonds	9.27%		9.22%		9.27%